UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Semiannual report Delaware Cash Reserve® Fund September 30, 2009 Fixed income mutual fund

This semiannual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund.

The figures in the semiannual report for Delaware Cash Reserve Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Cash Reserve Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Cash Reserve® Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Disclosure of Fund expenses	1
Sector allocation	3
Statement of net assets	4
Statement of operations	9
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	20
Other Fund information	27
About the organization	31

Views expressed herein are current as of Sept. 30, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period April 1, 2009 to September 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 to September 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Cash Reserve® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/09	9/30/09	Expense Ratio	4/1/09 to 9/30/09*
Actual Fund return
Class A	$1,000.00	$1,000.60	0.69%	$3.46
Class B	1,000.00	1,000.60	0.69%	3.46
Class C	1,000.00	1,000.60	0.69%	3.46
Consultant Class	1,000.00	1,000.60	0.69%	3.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.61	0.69%	$3.50
Class B	1,000.00	1,021.61	0.69%	3.50
Class C	1,000.00	1,021.61	0.69%	3.50
Consultant Class	1,000.00	1,021.61	0.69%	3.50

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Sector allocation
Delaware Cash Reserve® Fund	As of September 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Agency Obligations	2.83%
Certificates of Deposit	9.61%
Commercial Paper	56.38%
Colleges & Universities	19.72%
Financial Services	6.78%
Industrial	6.69%
Mortgage Bankers & Brokers	18.73%
Pharmaceuticals	3.33%
Sovereign	1.13%
Corporate Bonds	20.52%
Banking	14.31%
Consumer Products	1.71%
Financial Services	2.43%
Insurance	0.23%
Telecommunications	1.84%
Municipal Bonds	10.64%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

Statement of net assets
Delaware Cash Reserve® Fund	September 30, 2009 (Unaudited)

		Principal amount	Value
Agency Obligations – 2.83%
	Federal Home Loan Bank
	0.50% 10/19/10	$7,500,000	$7,498,751
	1.15% 4/16/10	5,000,000	5,000,000
Total Agency Obligations (cost $12,498,751)			12,498,751

Certificates of Deposit – 9.61%
	Bank of Nova Scotia Housing 0.24% 11/18/09	10,000,000	10,000,000
•	Barclays Bank New York 0.82% 10/16/09	5,000,000	5,000,000
	Massachusetts Health & Education Facilities Authority
	(Harvard University) 0.35% 11/3/09	5,000,000	5,000,000
	Rabobank Nederland New York 0.39% 2/16/10	7,500,000	7,500,000
	Toronto Dominion Bank New York
	•0.505% 7/13/10	5,000,000	5,000,000
	0.55% 12/21/09	5,000,000	5,000,000
	0.95% 12/22/09	5,000,000	5,000,000
Total Certificates of Deposit (cost $42,500,000)			42,500,000

Commercial Paper – 56.38%
Colleges & Universities – 19.72%
≠	Cornell University 0.35% 10/28/09	7,500,000	7,498,030
≠	Dartmouth College 0.35% 10/22/09	2,000,000	1,999,592
	Emory University
	0.25% 12/8/09	5,000,000	5,000,000
	0.35% 10/22/09	5,000,000	5,000,000
≠	Leland Stanford Junior University 0.451% 10/6/09	5,000,000	4,999,688
	Massachusetts Health & Education Facilities Authority
	(Harvard University) 0.35% 10/1/09	5,000,000	5,000,000
≠	University of California
	0.25% 12/8/09	5,000,000	4,997,639
	0.35% 10/6/09	3,000,000	2,999,854
	0.351% 11/17/09	7,500,000	7,496,572
≠	University of Chicago
	0.28% 1/6/10	5,000,000	4,996,228
	0.30% 10/7/09	7,250,000	7,249,638
	0.33% 10/8/09	2,500,000	2,499,840
≠	Vanderbilt University
	0.35% 10/5/09	5,000,000	4,999,806
	0.35% 11/3/09	5,000,000	4,998,396
	0.451% 11/16/09	5,000,000	4,997,125

		Principal amount	Value
Commercial Paper (continued)
Colleges & Universities (continued)
≠	Yale University
	0.33% 2/3/10	$5,000,000	$4,994,271
	0.351% 1/12/10	7,500,000	7,492,489
			87,219,168
Financial Services – 6.78%
≠	Barclays US Funding 1.532% 10/29/09	5,000,000	4,994,089
≠	CME Group
	0.15% 11/2/09	5,000,000	4,999,333
	0.18% 10/26/09	5,000,000	4,999,375
≠	General RE 0.16% 10/16/09	5,000,000	4,999,667
≠	Societe Generale North America 0.25% 12/15/09	10,000,000	9,994,792
			29,987,256
Industrial – 6.69%
≠	Koch Resources 0.20% 10/19/09	11,100,000	11,098,890
≠	Medtronic 0.20% 12/3/09	5,000,000	4,998,250
≠	Northwest Natural Gas 0.451% 2/9/10	3,500,000	3,494,269
≠	Procter & Gamble International Finance 0.22% 12/9/09	10,000,000	9,995,783
			29,587,192
Mortgage Bankers & Brokers – 18.73%
	Bank of Montreal 0.21% 10/1/09	10,000,000	10,000,000
≠	BNP Paribas Finance
	0.10% 10/1/09	5,350,000	5,350,000
	0.29% 11/5/09	7,500,000	7,497,885
	0.31% 10/8/09	5,000,000	4,999,699
≠	DnB NOR Bank 0.23% 12/7/09	7,500,000	7,496,790
≠	DnB NOR Bank ASA 0.20% 10/26/09	10,000,000	9,998,611
≠	ING Funding
	0.401% 1/6/10	5,000,000	4,994,611
	0.411% 11/9/09	5,000,000	4,997,779
≠	National Australian Funding 0.35% 11/2/09	5,000,000	4,998,444
≠	Nordea North America
	0.21% 12/10/09	5,000,000	4,997,958
	0.26% 11/2/09	7,500,000	7,498,267
≠	Westpac Bank
	0.27% 11/6/09	5,000,000	4,998,650
	0.36% 10/7/09	5,000,000	4,999,700
			82,828,394

Statement of net assets
Delaware Cash Reserve® Fund

	Principal amount	Value
Commercial Paper (continued)
Pharmaceuticals – 3.33%
≠ GlaxoSmithKline Finance 0.17% 10/7/09	$4,750,000	$4,749,865
≠ Pfizer
0.29% 2/17/10	5,000,000	4,994,401
0.512% 2/1/10	5,000,000	4,991,288
		14,735,554
Sovereign – 1.13%
≠ Quebec Province 0.17% 10/9/09	5,000,000	4,999,811
		4,999,811
Total Commercial Paper (cost $249,357,375)		249,357,375

Corporate Bonds – 20.52%
Banking – 14.31%
• Barclays Bank New York 1.66% 1/13/10	10,000,000	9,998,668
Goldman Sachs Group
•0.52% 11/16/09	2,000,000	1,992,927
•0.548% 3/2/10	4,500,000	4,468,738
•0.583% 6/28/10	1,000,000	998,461
4.50% 6/15/10	550,000	562,819
7.80% 1/28/10	5,000,000	5,080,988
Morgan Stanley
•0.789% 1/15/10	5,000,000	4,944,102
•2.55% 5/14/10	2,150,000	2,144,723
4.25% 5/15/10	5,000,000	5,048,988
• National City 0.465% 6/16/10	7,500,000	7,413,350
National City Bank 4.50% 3/15/10	500,000	508,443
PNC Funding 4.50% 3/10/10	6,148,000	6,145,675
Santander Central Hispano Issuances 7.625% 11/3/09	2,500,000	2,505,672
US Bank 7.125% 12/1/09	550,000	555,320
Wachovia
•0.411% 12/1/09	1,000,000	996,116
•0.511% 6/1/10	2,350,000	2,320,102
•0.857% 11/24/09	1,250,000	1,247,291
4.375% 6/1/10	1,000,000	1,021,807
Wells Fargo
•0.926% 1/29/10	3,330,000	3,330,000
4.20% 1/15/10	2,000,000	2,010,600
		63,294,790

		Principal amount	Value
Corporate Bonds (continued)
Consumer Products – 1.71%
•	Proctor & Gamble International Funding 0.714% 2/8/10	$5,000,000	$5,000,000
	Wal-Mart Stores 4.125% 7/1/10	2,500,000	2,569,157
			7,569,157
Financial Services – 2.43%
	Bear Stearns 7.625% 12/7/09	809,000	814,302
	Credit Suisse USA 4.125% 1/15/10	9,915,000	9,943,947
			10,758,249
Insurance – 0.23%
	Berkshire Hathaway Finance 4.125% 1/15/10	1,000,000	1,010,810
			1,010,810
Telecommunications – 1.84%
•	AT&T 0.572% 2/5/10	3,000,000	3,000,582
#	BellSouth 144A 4.95% 4/26/10	5,000,000	5,124,250
			8,124,832
Total Corporate Bonds (cost $90,757,838)			90,757,838

Municipal Bonds – 10.64%
	California State Revenue Anticipation Notes Subordinate
	Series A-1 3.00% 5/25/10	10,000,000	10,112,150
•	Irvine California University School District Special Tax
	Adjacent (Community Facilities District 06-1 Notes)
	0.28% 3/1/12	6,600,000	6,600,000
•	Maryland State Health & Higher Education Facilities
	Authority Revenue (Pooled Loan Program)
	Series B 0.25% 4/1/35	7,500,000	7,500,000
•	Massachusetts State Development Financial
	Agency Revenue Refunding (College of Holy Cross)
	Series A 0.25% 9/1/37	6,340,000	6,340,000
•	Metropolitan Government Nashville & Davidson County,
	Tennessee Health & Education Facilities Broad Revenue
	Refunding (Vanderbilt University) Series A 0.40% 7/1/18	5,000,000	5,000,000
•	New York, New York City Health & Hospital Corporation
	Revenue Health System Series E 0.27% 2/15/26	7,500,000	7,500,000
•	Wichita, Kansas Hospital Revenue (Facilities Christi
	Health V111) Series B-2 0.30% 11/15/39	4,000,000	4,000,000
Total Municipal Bonds (cost $47,052,150)			47,052,150

Statement of net assets
Delaware Cash Reserve® Fund

Total Value of Securities – 99.98%
(cost $442,166,114)©	$442,166,114
Receivables and Other Assets
Net of Liabilities – 0.02%	89,307
Net Assets Applicable to 442,586,656
Shares Outstanding – 100.00%	$442,255,421

Net Asset Value – Delaware Cash Reserve Fund
Class A ($412,309,640 / 412,583,290 Shares)	$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class B ($6,513,874 / 6,538,777 Shares)	$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class C ($10,507,686 / 10,516,085 Shares)	$1.00
Net Asset Value – Delaware Cash Reserve Fund
Consultant Class ($12,924,221 / 12,948,504 Shares)	$1.00

Components of Net Assets at September 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$442,587,428
Distributions in excess of net investment income	(270)
Accumulated net realized loss on investments	(331,737)
Total net assets	$442,255,421

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of September 30, 2009.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $5,124,250, which represented 1.16% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
©	Also the cost for federal income tax purposes.

See accompanying notes

Statement of operations
Delaware Cash Reserve® Fund	Six Months Ended September 30, 2009 (Unaudited)

Investment Income:
Interest		$1,854,668

Expenses:
Management fees	$1,029,424
Dividend and disbursing and transfer agent fees and expenses	292,474
Distribution expenses – Class B	39,275
Distribution expenses – Class C	64,942
Distribution expenses – Consultant Class	20,074
U.S. Treasury’s Temporary Guaranty Program*	94,365
Accounting and administration expenses	91,504
Reports and statements to shareholders	42,833
Registration fees	40,405
Legal fees	39,199
Audit and tax	19,905
Trustees’ fees	14,913
Insurance fees	8,205
Custodian fees	5,446
Consulting fees	3,606
Pricing fees	2,479
Dues and services	1,732
Trustees’ expenses	1,299	1,812,080
Less expenses waived		(119,549)
Less waived distribution expenses – Class B		(39,275)
Less waived distribution expenses – Class C		(64,942)
Less waived distribution expenses – Consultant Class		(20,074)
Total operating expenses		1,568,240
Net Investment Income		286,428

Net Realized Gain on Investments		23

Net Increase in Net Assets Resulting from Operations		$286,451

*See Note 9 in “Notes to financial statements.”

See accompanying notes

Statements of changes in net assets
Delaware Cash Reserve® Fund

	Six Months	Year
	Ended	Ended
	9/30/09	3/31/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$286,428	$6,938,041
Net realized gain on investments	23	11,283
Net increase in net assets resulting from operations	286,451	6,949,324

Dividends to Shareholders from:
Net investment income:
Class A	(264,952)	(6,644,779)
Class B	(4,961)	(46,580)
Class C	(8,437)	(67,913)
Consultant Class	(8,348)	(178,769)
	(286,698)	(6,938,041)

Capital Share Transactions:
Proceeds from shares sold:
Class A	212,188,755	575,095,308
Class B	283,541	8,737,285
Class C	1,813,233	21,068,960
Consultant Class	2,366,889	8,226,932

Net asset value of shares issued upon reinvestment
of dividends:
Class A	265,586	6,674,588
Class B	4,372	43,045
Class C	7,915	63,811
Consultant Class	8,409	181,247
	216,938,700	620,091,176

	Six Months	Year
	Ended	Ended
	9/30/09	3/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(232,277,402)	$(611,624,183)
Class B	(3,260,135)	(7,294,886)
Class C	(6,630,022)	(17,215,309)
Consultant Class	(3,457,008)	(9,080,854)
	(245,624,567)	(645,215,232)
Decrease in net assets derived from
capital share transactions	(28,685,867)	(25,124,056)
Net Decrease in Net Assets	(28,686,114)	(25,112,773)

Net Assets:
Beginning of period	470,941,535	496,054,308
End of period (including distributions in excess of net
investment income of $270 and $0, respectively)	$442,255,421	$470,941,535

See accompanying notes

Financial highlights
Delaware Cash Reserve® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.015	0.014	0.043	0.046	0.031	0.012
0.015	0.014	0.043	0.046	0.031	0.012

(0.015)	(0.014)	(0.043)	(0.046)	(0.031)	(0.012)
(0.015)	(0.014)	(0.043)	(0.046)	(0.031)	(0.012)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.06%	1.42%	4.36%	4.65%	3.11%	1.21%

$412,309	$432,133	$461,977	$399,433	$400,447	$436,552
0.69%	0.66%	0.69%	0.71%	0.70%	0.56%

0.74%	0.69%	0.69%	0.72%	0.75%	0.78%
0.12%	1.42%	4.27%	4.56%	3.06%	1.17%

0.07%	1.39%	4.27%	4.55%	3.01%	0.95%

Financial highlights
Delaware Cash Reserve® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.007	0.006	0.033	0.036	0.022	0.007
0.007	0.006	0.033	0.036	0.022	0.007

(0.007)	(0.006)	(0.033)	(0.036)	(0.022)	(0.007)
(0.007)	(0.006)	(0.033)	(0.036)	(0.022)	(0.007)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.06%	0.60%	3.32%	3.62%	2.21%	0.70%

$6,514	$9,486	$8,000	$7,058	$9,807	$17,755
0.69%	1.45%	1.69%	1.71%	1.55%	1.06%

1.74%	1.69%	1.69%	1.72%	1.75%	1.78%
0.12%	0.63%	3.27%	3.56%	2.21%	0.67%

(0.93% )	0.39%	3.27%	3.55%	2.01%	(0.05% )

Financial highlights
Delaware Cash Reserve® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.007	0.006	0.033	0.036	0.022	0.007
0.007	0.006	0.033	0.036	0.022	0.007

(0.007)	(0.006)	(0.033)	(0.036)	(0.022)	(0.007)
(0.007)	(0.006)	(0.033)	(0.036)	(0.022)	(0.007)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.06%	0.60%	3.32%	3.62%	2.21%	0.70%

$10,508	$15,317	$11,399	$6,781	$5,353	$9,734
0.69%	1.45%	1.69%	1.71%	1.55%	1.06%

1.74%	1.69%	1.69%	1.72%	1.75%	1.78%
0.12%	0.63%	3.27%	3.56%	2.21%	0.67%

(0.93% )	0.39%	3.27%	3.55%	2.01%	(0.05% )

Financial highlights
Delaware Cash Reserve® Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.012	0.012	0.040	0.043	0.028	0.010
0.012	0.012	0.040	0.043	0.028	0.010

(0.012)	(0.012)	(0.040)	(0.043)	(0.028)	(0.010)
(0.012)	(0.012)	(0.040)	(0.043)	(0.028)	(0.010)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.06%	1.19%	4.10%	4.39%	2.85%	0.95%

$12,924	$14,006	$14,678	$15,426	$18,816	$19,832
0.69%	0.89%	0.94%	0.96%	0.95%	0.81%

1.04%	0.99%	0.99%	1.02%	1.05%	1.08%
0.12%	1.19%	4.02%	4.31%	2.81%	0.92%

(0.23% )	1.09%	3.97%	4.25%	2.71%	0.65%

Notes to financial statements
Delaware Cash Reserve® Fund	September 30, 2009 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a contingent deferred sales charge (CDSC) that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2006 – March 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. On July 1, 2009, the FASB issued the FASB Accounting Standards Codification (the “Codification”). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the six months ended September 30, 2009. There was no impact to financial statements as this is disclosure-only in nature.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended September 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), did not exceed 0.62% of average daily net assets of the Fund through July 31, 2009. Effective August 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.69% of average daily net assets of the Fund until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and DMC. This

Notes to financial statements
Delaware Cash Reserve® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

expense waiver and reimbursement applies only to expenses paid directly by the Fund. This waiver can be discontinued at any time because it is voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended September 30, 2009, the Fund was charged $11,438 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. Effective March 20, 2009, DDLP has elected to waive distribution and service fees to 0.00% of average daily net assets for Class B, Class C and Consultant Class shares. These waivers may be discontinued at any time because they are voluntary.

At September 30, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$160,605
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	43, 914
Other expenses payable to DMC and affiliates*	7,524

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2009, the Fund was charged $21,222 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended September 30, 2009, DDLP received gross CDSC commissions of $6,721 and $3,561 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 2
Agency, Asset-Backed & Mortgage-Backed Securities	$12,498,751
Corporate Debt	90,757,838
Municipal Bonds	47,052,150
Short-Term	291,857,375
Total	$442,166,114

There were no Level 1 and Level 3 securities at the beginning or end of the period.

4. Dividend Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the six months ended September 30, 2009 and year ended March 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	9/30/09*	3/31/09
Ordinary income	$286,698	$6,938,041

*Tax information for the period ended September 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Cash Reserve® Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$442,587,428
Undistributed ordinary income	4,960
Distribution payable	(5,230)
Realized gain 4/1/09 – 9/30/09	23
Capital loss carryforwards as of 3/31/09	(331,760)
Net assets	$442,255,421

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2009 will expire as follows: $331,760 expires in 2011.

For the six months ended September 30, 2009, the Fund had capital gains of $23, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	9/30/09	3/31/09
Shares sold:
Class A	212,188,755	575,095,265
Class B	283,541	8,737,285
Class C	1,813,233	21,068,961
Consultant Class	2,366,889	8,226,932

Shares issued upon reinvestment of dividends:
Class A	265,587	6,674,512
Class B	4,372	43,052
Class C	7,915	63,769
Consultant Class	8,409	181,247
	216,938,701	620,091,023

Shares repurchased:
Class A	(232,277,402)	(611,624,183)
Class B	(3,260,135)	(7,294,885)
Class C	(6,630,023)	(17,215,309)
Consultant Class	(3,457,007)	(9,080,855)
	(245,624,567)	(645,215,232)
Net decrease	(28,685,866)	(25,124,209)

For the six months ended September 30, 2009 and the year ended March 31, 2009, 443,165 Class B shares were converted to 443,165 Consultant Class shares valued at $443,165 and 1,736,115 Class B shares were converted to 1,736,115 Consultant Class shares valued at $1,736,115, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table on previous page and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Fund had no amounts outstanding as of September 30, 2009, or at any time during the six month period then ended.

8. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of September 30, 2009, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the statement of net assets.

9. Guaranty Program

The Fund participated in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program) which expired on September 18, 2009.

Notes to financial statements
Delaware Cash Reserve® Fund

9. Guaranty Program (continued)

The Program was designed to guarantee the share price of any publicly offered eligible money market mutual fund — whether retail or institutional — that applied for and paid a fee to participate in the Program. The Fund did not incur a guarantee event and received no funds from the program.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (the parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the Meeting) of the Fund has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

12. Subsequent Event

Effective September 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Cash Reserve Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service.

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement (continued)

The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/ best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently compares the Fund’s Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non-12b-1 service fees (“Distribution Expenses”). However, Management believes that it would be more appropriate to compare the Fund’s Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund’s Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market funds with and without Distribution Expenses, respectively.

When comparing the Fund’s Consultant Class shares, the Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the third quartile of its Performance Universe. When comparing the Fund’s Class A shares, the Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the second quartile of its Performance Universe. Accordingly, the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered interest rate sensitivity inherent in money market funds and the expenses associated with participating in the U.S.

Treasury’s Money Market Fund Guaranty Program. The Board was satisfied that Management had taken effective action to preserve the Fund’s assets and meet the Board’s performance objective in a very difficult interest environment for money market funds.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When comparing the Fund’s Consultant Class and Class A shares, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered current waivers and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement (continued)

Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

It is currently anticipated that Lincoln National Corporation will complete its sale of Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments) to Macquarie Group on or about December 31, 2009. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Cash Reserve Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Cash Reserve® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

	(a)	(1)	Code of Ethics

Not applicable.

		(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

		(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 2, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 2, 2009